Note 23 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Unpaid Principal Balance of Funded and Sold Loans Subject to Loss Sharing Obligations	$ 5,584,000
Loss Sharing Obligations [Member] | Other Liabilities [Member]
Loss Contingency Accrual	$ 13,556	$ 12,837